UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10503

Name of Fund: BlackRock New York Municipal 2018 Term Trust (BLH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2012

Date of reporting period: 03/31/2012

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock New York Municipal 2018 Term Trust (BLH)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 150.5%
Corporate — 7.4%
Jefferson County Industrial Development Agency New York, Refunding RB, Solid Waste, Series A, AMT, 5.20%, 12/01/20	$2,450	$2,497,677
Port Authority of New York & New Jersey, RB, Continental Airlines, Inc. and Eastern Air Lines, Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	1,695	1,713,475
		4,211,152
County/City/Special District/School District — 56.4%
City of New York New York, GO:
Series M, 5.00%, 4/01/23	1,390	1,547,946
Sub-Series G-1, 5.00%, 4/01/18 (a)	5,000	5,939,400
Sub-Series H-2, 5.00%, 6/01/20	3,470	4,198,839
City of New York New York, GO, Refunding, Series G:
5.75%, 8/01/12 (b)	1,920	1,955,885
5.75%, 8/01/18	2,580	2,625,072
County of Nassau New York, GO, Refunding, General Improvement, Series C (AGC), 5.25%, 10/01/22	2,500	2,925,350
New York City Transitional Finance Authority, RB, Fiscal 2008, Series S-1, 5.00%, 1/15/23	1,400	1,600,858
New York City Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 2/01/20	2,000	2,424,240
New York State, Series E, GO:
5.00%, 12/15/18	1,000	1,218,700
5.00%, 12/15/20	2,000	2,486,860
New York State Dormitory Authority, RB:
Series E, 5.00%, 8/15/19	1,500	1,832,175
State University Dormitory Facilities, Series A, 5.00%, 7/01/18	1,045	1,249,402
New York State Dormitory Authority, Refunding RB, Third General Resolution, State University Educational Facilities, Series A, 4.00%, 5/15/18	1,000	1,134,980
New York State Urban Development Corp., Refunding RB, Series D, 5.50%, 1/01/19	750	915,015
		32,054,722
Education — 32.1%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/25 (c)(d)	450	103,491
City of Troy New York, RB, Rensselaer Polytechnic-B, 5.00%, 9/01/18	1,000	1,133,260

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
New York City Industrial Development Agency, RB, YMCA of Greater New York Project, 5.25%, 8/01/21	$4,000	$4,006,720
New York State Dormitory Authority, LRB, State University Dormitory Facilities, Series A:
3.00%, 7/01/12	500	503,510
5.00%, 7/01/21	250	296,030
New York State Dormitory Authority, RB:
Pratt Institute, Series C (AGC), 5.00%, 7/01/19	600	714,030
University of Rochester, Series A, 5.00%, 7/01/21	1,155	1,352,505
New York State Dormitory Authority, Refunding RB:
Brooklyn Law School, Series A (Radian), 5.50%, 7/01/18	1,000	1,042,930
Yeshiva University, 5.00%, 9/01/27	2,000	2,138,760
Niagara County Industrial Development Agency, Refunding RB, Niagara University Project, Series A (Radian), 5.35%, 11/01/23	2,000	2,017,040
Westchester County Industrial Development Agency New York, RB, Purchase College Foundation Housing, Series A (AMBAC), 5.13%, 12/01/22	3,710	3,787,799
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence College Project, Series A:
5.00%, 6/01/18	600	679,704
5.00%, 6/01/19	400	452,956
		18,228,735
Health — 15.1%
East Rochester Housing Authority New York, Refunding RB, Genesee Valley Nursing Center (FHA), 5.20%, 12/20/24	1,150	1,163,317
New York State Dormitory Authority, Refunding RB, Mental Health Services Facilities, Series A, 5.00%, 8/15/18	1,025	1,221,902
Oneida Health Care Corp. New York, Refunding RB, Residential Health Care Project (Radian), 5.30%, 2/01/21	4,130	4,154,037
Orange County Industrial Development Agency New York, Refunding RB, St. Luke’s Hospital Newburgh New York Project, Series A (Radian), 5.38%, 12/01/21	2,000	2,028,500
		8,567,756

BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2012	1

Schedule of Investments (continued)	BlackRock New York Municipal 2018 Term Trust (BLH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Housing — 3.3%
New York State Dormitory Authority, RB:
North Shore Long Island Jewish, Series A, 5.00%, 5/01/18	$615	$709,698
North Shore Long Island Jewish, Series A, 4.00%, 5/01/19	250	271,282
North Shore Long Island Jewish, Series A, 5.00%, 5/01/19	650	747,038
State University Educational Facilities, Series A, 5.88%, 5/15/17	125	146,009
		1,874,027
State — 6.4%
New York State Dormitory Authority, RB, 5.00%, 3/15/18	2,000	2,396,540
New York State Dormitory Authority, Refunding LRB, Municipal Health Facilities, 4.00%, 5/15/18	550	611,694
New York State Urban Development Corp., RB, State Personal Income Tax, Series A-1, 5.00%, 12/15/22	500	603,930
		3,612,164
Tobacco — 5.4%
TSASC, Inc. New York, RB, Tobacco Settlement Asset-Backed, Series 1, 5.75%, 7/15/12 (b)	3,000	3,048,060
Transportation — 22.3%
Metropolitan Transportation Authority, Refunding RB, Series A:
5.00%, 11/15/18	1,000	1,198,160
(NPFGC), 5.13%, 11/15/21	5,000	5,115,800
New York State Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/20	1,750	2,120,265
Port Authority of New York & New Jersey, RB:
Consolidated, 126th Series, AMT (NPFGC), 5.00%, 11/15/18	3,885	3,940,750
JFK International Air Terminal, 5.00%, 12/01/20	300	316,491
		12,691,466
Utilities — 2.1%
Long Island Power Authority, Refunding RB, Series A, 5.25%, 4/01/21	1,000	1,171,660
Total Municipal Bonds in New York		85,459,742

Puerto Rico — 6.9%
State — 2.8%
Puerto Rico Sales Tax Financing Corp., RB, Sale Tax Revenue, Series C, 5.00%, 8/01/22	1,365	1,605,008

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
Utilities — 4.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 5.00%, 7/01/19	$570	$620,508
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/21	1,500	1,684,545
		2,305,053
Total Municipal Bonds in Puerto Rico		3,910,061

Total Long-Term Investments (Cost – $86,521,209) – 157.4%		89,369,803

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00% (e)(f)	3,999,866	3,999,866
Total Short-Term Securities (Cost – $3,999,866) – 7.0%		3,999,866
Total Investments (Cost - $90,521,075*) – 164.4%		93,369,669
Liabilities in Excess of Other Assets – (9.1)%		(5,182,412)
Preferred Shares, at Redemption Value – (55.3)%		(31,401,114)
Net Assets Applicable to Common Shares – 100.0%		$56,786,143

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$90,500,323
Gross unrealized appreciation	$3,264,951
Gross unrealized depreciation	(395,605)
Net unrealized appreciation	$2,869,346

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Wells Fargo Bank NA	$5,939,400	$34,900

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Non-income producing security.

BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2012	2

Schedule of Investments (concluded)	BlackRock New York Municipal 2018 Term Trust (BLH)

(e)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at March 31, 2012	Income
BIF New York Municipal Money Fund	1,989,090	2,010,776	3,999,866	$—

(f)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
FHA	Federal Housing Administration
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
Radian	Radian Financial Guaranty
RB	Revenue Bonds

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$89,369,803	—	$89,369,803
Short-Term Securities	$3,999,866	—	—	3,999,866
Total	$3,999,866	$89,369,803	—	$93,369,669

[1]	See above Schedule of Investments for values in each sector or political subdivision

Certain of Trust’s liabilities are held at carrying amount which approximates fair value. AMPS with a redemption value of $31,400,000 would be categorized as Level 3 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2012	3

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal 2018 Term Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal 2018 Term Trust

Date: May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal 2018 Term Trust

Date: May 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal 2018 Term Trust

Date: May 23, 2012